Other Comprehensive Income (Loss) Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
Pretax total accumulated other comprehensive income (loss), beginning balance	$ (1,809.0)	$ (2,053.0)	$ (3,557.0)
Pretax total accumulated other comprehensive income (loss), Investment securities	2,092.0	(197.0)	1,257.0
Pretax total accumulated other comprehensive income (loss), Net impairment losses recognized in earnings	(1.0)	(1.0)
Pretax total accumulated other comprehensive income (loss), Net realized gains (losses) on securities	155.0	(440.0)	(247.0)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(1.0)
Total reclassification adjustment for amounts realized in net income, before tax	153.0	(441.0)	(247.0)
Total other comprehensive income, before tax	1,939.0	244.0	1,504.0
Pretax total accumulated other comprehensive income (loss), ending balance	130.0	(1,809.0)	(2,053.0)
Accumulated Other Comprehensive Income (Loss), Tax [Roll Forward]
Total tax (provision) benefit, beginning balance	386.0	437.0	755.0
Total tax (provision) benefit, Investment securities	(435.0)	41.0	(266.0)
Total tax (provision) benefit, Net impairment losses recognized in earnings	0.0	0.0
Total tax (provision) benefit, Net realized gains (losses) on securities	(22.0)	92.0	52.0
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, Tax	0.0
Total reclassification adjustment for amounts realized in net income, Total tax (provision) benefit	(22.0)	92.0	52.0
Total other comprehensive income (loss), tax (provision) benefit	(413.0)	(51.0)	(318.0)
Total tax (provision) benefit, ending balance	(27.0)	386.0	437.0
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income (loss), beginning balance	(1,423.0)	(1,616.0)	(2,802.0)
After tax total accumulated other comprehensive income (loss), Investment securities	1,657.0	(156.0)	991.0
After tax total accumulated other comprehensive income (loss), Net impairment losses recognized in earnings	1.0	1.0
After tax total accumulated other comprehensive income (loss), Net realized gains (losses) on securities	133.0	(348.0)	(195.0)
Total reclassification adjustment for amounts realized in net income, after tax	131.0	(349.0)	(195.0)
Total other comprehensive income (loss), after tax	1,526.0	193.0	1,186.0
After tax total accumulated other comprehensive income (loss), ending balance	103.0	(1,423.0)	(1,616.0)
Total shareholders’ equity	30,323.0	25,591.0	20,277.0
Total net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income (loss), Investment securities	1,657.0	(156.0)	991.0
After tax total accumulated other comprehensive income (loss), Net impairment losses recognized in earnings	1.0	1.0
After tax total accumulated other comprehensive income (loss), Net realized gains (losses) on securities	133.0	(348.0)	(195.0)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	0.0
Total reclassification adjustment for amounts realized in net income, after tax	132.0	(349.0)	(195.0)
Total other comprehensive income (loss), after tax	1,525.0	193.0	1,186.0
Total shareholders’ equity	117.0	(1,408.0)	(1,601.0)	$ (2,787.0)
Net unrealized gains (losses) on forecasted transactions
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income (loss), Investment securities	0.0	0.0	0.0
After tax total accumulated other comprehensive income (loss), Net impairment losses recognized in earnings	0.0	0.0
After tax total accumulated other comprehensive income (loss), Net realized gains (losses) on securities	0.0	0.0	0.0
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	(1.0)
Total reclassification adjustment for amounts realized in net income, after tax	(1.0)	0.0	0.0
Total other comprehensive income (loss), after tax	1.0	0.0	0.0
Total shareholders’ equity	(13.0)	(14.0)	(14.0)	(14.0)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income (loss), Investment securities	0.0	0.0	0.0
After tax total accumulated other comprehensive income (loss), Net impairment losses recognized in earnings	0.0	0.0
After tax total accumulated other comprehensive income (loss), Net realized gains (losses) on securities	0.0	0.0	0.0
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	0.0
Total reclassification adjustment for amounts realized in net income, after tax	0.0	0.0	0.0
Total other comprehensive income (loss), after tax	0.0	0.0	0.0
Total shareholders’ equity	$ (1.0)	$ (1.0)	$ (1.0)	$ (1.0)